Fixed assets - Fixed assets payables - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Fixed asset payables, business related variations	€ (206)	€ 1,002	€ 200
Changes in the scope of consolidation	(199)	0	€ (14)
Incentive bonus fees on penetration rates and business continuity payable by the public initiative networks to the local authorities	195
Incentive Bonus Fees on Penetration Rates and Business Continuity Payable by the Public Initiative Networks to Local Authorities, payable	195
Orange Concessions
Disclosure of detailed information about property, plant and equipment [line items]
Changes in the scope of consolidation	241
5G license | FRANCE
Disclosure of detailed information about property, plant and equipment [line items]
Fixed asset payables, business related variations	€ 150	€ 725